Note 9 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Balance	$ 348,006	$ 305,680
Goodwill acquired during the year	78,571	52,954
Other items	1,175	(869)
Foreign exchange	27,378	(9,759)
Balance	455,130	348,006
Goodwill			$ 484,713
Accumulated impairment loss			(29,583)
Goodwill (note 9)	455,130	348,006	455,130
Americas [Member]
Balance	126,417	106,797
Goodwill acquired during the year	62,938	19,665
Other items	1,175	(603)
Foreign exchange	48	558
Balance	190,578	126,417
Goodwill			216,849
Accumulated impairment loss			(26,271)
Goodwill (note 9)	126,417	106,797	190,578
EMEA [Member]
Balance	177,143	154,356
Goodwill acquired during the year	13,672	33,289
Other items		(266)
Foreign exchange	24,071	(10,236)
Balance	214,886	177,143
Goodwill			218,198
Accumulated impairment loss			(3,312)
Goodwill (note 9)	177,143	154,356	214,886
Asia Pacific [Member]
Balance	44,446	44,527
Goodwill acquired during the year	1,961
Other items
Foreign exchange	3,259	(81)
Balance	49,666	44,446
Goodwill			49,666
Accumulated impairment loss
Goodwill (note 9)	$ 44,446	$ 44,527	$ 49,666